Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Government institutions		$ 44
Prepaid expenses		35
Deposits		10
Other assets		11
Total prepaid expenses and other current assets		$ 100